Segmented Information	9 Months Ended
Sep. 30, 2019
Disclosure of geographical areas [abstract]
Segmented information

12.	SEGMENTED INFORMATION

The Company operates in one reportable operating segment being that of the acquisition, exploration and development of mineral properties in three geographic segments being Canada, Greenland and United States (Note 6). The Company’s geographic segments are as follows:

(All amounts in table are expressed in thousands of Canadian dollars)

	September 30, 2019	December 31, 2018
Equipment
Canada	11	11
Greenland	21	24
Total	32	35

	September 30, 2019	December 31, 2018
Exploration and evaluation assets
Canada	2,343	2,214
Greenland	62,639	62,257
United States	12	8
Total	64,994	64,479